Exhibit 99.1

Hyundai Auto Receivables Trust 2017-A
Monthly Servicing Report

Collection Period	November 2017
Distribution Date	12/15/17
Transaction Month	9
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	February 10, 2017
Closing Date:	March 29, 2017

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,297,276,907.15	71,274	3.31%	57.31
Original Adj. Pool Balance:		$1,241,432,654.96

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$294,000,000.00	22.663%	1.10000%		April 16, 2018
Class A-2-A Notes	Fixed	$294,730,000.00	22.719%	1.48000%		February 18, 2020
Class A-2-B Notes	Floating	$105,270,000.00	8.115%	LIBOR + 0.08%		February 18, 2020
Class A-3 Notes	Fixed	$368,430,000.00	28.400%	1.76000%		August 16, 2021
Class A-4 Notes	Fixed	$88,370,000.00	6.812%	2.09000%		April 17, 2023
Class B Notes	Fixed	$22,350,000.00	1.723%	2.38000%		April 17, 2023
Class C Notes	Fixed	$37,250,000.00	2.871%	2.53000%		November 15, 2023
Total Securities		$1,210,400,000.00	93.303%

Overcollateralization		$31,032,654.96	2.392%
YSOA		$55,844,252.19	4.305%
Total Original Pool Balance		$1,297,276,907.15	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2-A Notes	$279,272,194.64	0.9475527	$256,909,475.54	0.8716774	$22,362,719.09
Class A-2-B Notes	$99,748,868.22	0.9475527	$91,761,478.27	0.8716774	$7,987,389.95
Class A-3 Notes	$368,430,000.00	1.0000000	$368,430,000.00	1.0000000	$-
Class A-4 Notes	$88,370,000.00	1.0000000	$88,370,000.00	1.0000000	$-
Class B Notes	$22,350,000.00	1.0000000	$22,350,000.00	1.0000000	$-
Class C Notes	$37,250,000.00	1.0000000	$37,250,000.00	1.0000000	$-
Total Securities	$895,421,062.85	0.7397729	$865,070,953.81	0.7146984	$30,350,109.04

Weighted Avg. Coupon (WAC)	3.27%		3.26%
Weighted Avg. Remaining Maturity (WARM)	49.34		48.44
Pool Receivables Balance	$977,700,535.58		$945,702,336.04
Remaining Number of Receivables	62,623		61,759

Adjusted Pool Balance	$937,629,773.12		$907,279,664.08

III. COLLECTIONS

Principal:
Principal Collections	$30,027,117.73
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$780,072.18
Total Principal Collections	$30,807,189.91

Interest:
Interest Collections	$2,610,700.44
Late Fees & Other Charges	$61,900.05
Interest on Repurchase Principal	$-
Total Interest Collections	$2,672,600.49

Collection Account Interest	$23,541.47
Reserve Account Interest	$2,456.15
Servicer Advances	$-

Total Collections	$33,505,788.02

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Hyundai Auto Receivables Trust 2017-A
Monthly Servicing Report

Collection Period	November 2017
Distribution Date	12/15/17
Transaction Month	9
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$33,505,788.02
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$33,505,788.02

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$814,750.45	$-	$814,750.45	814,750.45
	Collection Account Interest					$23,541.47
	Late Fees & Other Charges					$61,900.05
Total due to Servicer						$900,191.97

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2-A Notes		$344,435.71		$344,435.71
	Class A-2-B Notes		$110,578.27		$110,578.27
	Class A-3 Notes		$540,364.00		$540,364.00
	Class A-4 Notes		$153,911.08		$153,911.08

	Total Class A interest:		$1,149,289.06		$1,149,289.06	1,149,289.06

3.	First Priority Principal Distribution:		$-		$-	0.00

4.	Class B Noteholders Interest:		$44,327.50		$44,327.50	44,327.50

5.	Second Priority Principal Distribution:		$-		$-	0.00

6.	Class C Noteholders Interest:		$78,535.42		$78,535.42	78,535.42

	Available Funds Remaining:					$31,333,444.07

7.	Regular Principal Distribution Amount:					30,350,109.04

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2-A Notes				$22,362,719.09
	Class A-2-B Notes				$7,987,389.95
	Class A-3 Notes				$-
	Class A-4 Notes				$-
	Class A Notes Total:		$30,350,109.04		$30,350,109.04
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Total Noteholders Principal		$30,350,109.04		$30,350,109.04

8.	Required Deposit to Reserve Account					0.00

9.	Trustee Expenses					0.00

10.	Remaining Available Collections Released to Certificateholder					983,335.03

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$40,070,762.46
Beginning Period Amount	$40,070,762.46
Current Period Amortization	$1,648,090.50
Ending Period Required Amount	$38,422,671.96
Ending Period Amount	$38,422,671.96
Next Distribution Date Required Amount	$36,808,717.70

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Hyundai Auto Receivables Trust 2017-A
Monthly Servicing Report

Collection Period	November 2017
Distribution Date	12/15/17
Transaction Month	9
30/360 Days	30
Actual/360 Days	30

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,103,581.64
Beginning Period Amount	$3,103,581.64
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,103,581.64
Ending Period Amount	$3,103,581.64

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.40%
Overcollateralization Floor	3.40%

	Beginning	Ending	Target
Overcollateralization Amount	$42,208,710.27	$42,208,710.27	$42,208,710.27
Overcollateralization as a % of Original Adjusted Pool	3.40%	3.40%	3.40%
Overcollateralization as a % of Current Adjusted Pool	4.50%	4.65%	4.65%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.75%	60,984	98.56%	$932,052,480.15
30 - 60 Days	0.90%	558	1.02%	$9,628,123.84
61 - 90 Days	0.27%	167	0.33%	$3,128,858.76
91-120 Days	0.08%	50	0.09%	$892,873.29
121 + Days	0.00%	0	0.00%	$-
Total		61,759		$945,702,336.04

Delinquent Receivables 30+ Days Past Due
Current Period	1.25%	775	1.44%	$13,649,855.89
1st Preceding Collection Period	1.26%	787	1.43%	$13,952,387.22
2nd Preceding Collection Period	1.20%	759	1.34%	$13,499,364.62
3rd Preceding Collection Period	1.11%	712	1.24%	$12,960,087.86
Four-Month Average	1.20%		1.36%

Ratio of 61+ Delinquency Receivables Balance to EOP Pool Balance			0.43%
Delinquency Percentage exceeds Delinquency Trigger of 9.5% (Y/N)			No

Repossession in Current Period		61		$1,024,360.35
Repossession Inventory		101		$870,541.65

Current Charge-Offs
Gross Principal of Charge-Offs				$1,971,081.81
Recoveries				$(780,072.18)
Net Loss				$1,191,009.63

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				1.46%

Average Pool Balance for Current Period				$961,701,435.81

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				1.49%
1st Preceding Collection Period				0.99%
2nd Preceding Collection Period				1.26%
3rd Preceding Collection Period				0.85%
Four-Month Average				1.14%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		150	896	$11,422,241.46
Recoveries		102	636	$(4,739,161.41)
Net Loss				$6,683,080.05
Cumulative Net Loss as a % of Initial Pool Balance				0.52%

Net Loss for Receivables that have experienced a Net Loss *		121	701	$6,688,272.46
Average Net Loss for Receivables that have experienced a Net Loss				$9,541.04

Principal Balance of Extensions				$4,759,913.69
Number of Extensions				244

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

IX. CREDIT RISK RETENTION INFORMATION

There were no material changes in the retained interest in the transaction.

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